12. COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Commitments And Contingencies Details
2016 (six months)	$ 178
2017	221
2018	46
2019	2
2020
Total	$ 446